Significant Accounting Policies - Standards and interpretations adopted in current period (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity	$ 1,983,122	$ 1,763,134	$ 1,509,682	$ 1,507,920
Other payables and accruals	127,450	93,418
Retained earnings/(accumulated deficit)
Equity	12,614	(5,980)	(21,486)	1,846
Reserves
Equity	$ 18,962	18,347	$ 10,160	$ (8,829)
Increase (decrease) due to application of IFRS 15
Other payables and accruals		246
Increase (decrease) due to application of IFRS 15 | Retained earnings/(accumulated deficit)
Equity		(246)
Increase (decrease) due to application of IFRS 9 | Retained earnings/(accumulated deficit)
Equity		436
Increase (decrease) due to application of IFRS 9 | Reserves
Equity		$ (436)